Interest Expense and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest costs [abstract]
Interest payable on long-term borrowings and Financial Liabilities	$ 7,513	$ 5,688	$ 3,847
Bank charges	61	55	67
Amortization of debt discount	304	294	323
Operating lease liability interest	44	43	28
Other finance expenses	51	45	30
Gain from termination of lease liability	(13)	0	0
Amortization of gain of Loan modification	173	164	59
Total	$ 8,133	$ 6,289	$ 4,354